Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff advances	$ 301	$ 303
Prepayment for products	1,539	812
Advance to OEMs	15,897	11,479
Rental and other deposits	718	591
VAT recoverable	2,400	2,610
Receivable from an agent	6,410	1,545
Prepayment for share repurchase		10,048
Rebate receivable	1,448
Others	124	198
Prepaid expenses and other current assets	28,837	27,586
Less: provision	(12,871)	(570)
Total	$ 15,966	$ 27,016